Supplemental Guarantor Information - Subsidiary Guarantees (Cash Flows) (Details) (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Net cash provided by (used for) operating activities	$ 1,091,518	$ 885,428	$ 1,576,749
Net cash used for investing activities	(679,556)	(656,320)	(658,663)
Net cash (used for) provided by financing activities	(377,907)	(667,030)	(379,643)
Effect of exchange rates on cash	20,267	4,714	334
Intercompany activity	0	0	0
Net (decrease) in cash and cash equivalents	54,322	(433,208)	538,777
Cash and cash equivalents at beginning of period	585,443	1,018,651	479,874
Cash and cash equivalents at end of period	639,765	585,443	1,018,651
Subsidiary Guarantee [Member] | Sysco-Debt Issuing Parent [Member]
Net cash provided by (used for) operating activities	(491,211)	(649,277)	(493,984)
Net cash used for investing activities	(203,090)	(225,565)	(82,684)
Net cash (used for) provided by financing activities	(555,282)	(664,236)	(380,564)
Effect of exchange rates on cash	0	0	0
Intercompany activity	1,181,573	1,013,405	1,369,782
Net (decrease) in cash and cash equivalents	(68,010)	(525,673)	412,550
Cash and cash equivalents at beginning of period	373,523	899,196	486,646
Cash and cash equivalents at end of period	305,513	373,523	899,196
Subsidiary Guarantee [Member] | U.S. Broadline Subsidiaries [Member]
Net cash provided by (used for) operating activities	1,243,884	1,239,657	1,752,869
Net cash used for investing activities	(318,382)	(228,769)	(296,933)
Net cash (used for) provided by financing activities	1,263	559	1,060
Effect of exchange rates on cash	0	0	0
Intercompany activity	(926,546)	(1,011,728)	(1,458,992)
Net (decrease) in cash and cash equivalents	219	(281)	(1,996)
Cash and cash equivalents at beginning of period	31,935	32,216	34,212
Cash and cash equivalents at end of period	32,154	31,935	32,216
Subsidiary Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Net cash provided by (used for) operating activities	338,845	295,048	317,864
Net cash used for investing activities	(158,084)	(201,986)	(279,046)
Net cash (used for) provided by financing activities	176,112	(3,353)	(139)
Effect of exchange rates on cash	20,267	4,714	334
Intercompany activity	(255,027)	(1,677)	89,210
Net (decrease) in cash and cash equivalents	122,113	92,746	128,223
Cash and cash equivalents at beginning of period	179,985	87,239	(40,984)
Cash and cash equivalents at end of period	$ 302,098	$ 179,985	$ 87,239